                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                          Supplement to Prospectus dated September 17, 2001,
                                                 as supplemented on September 18, 2001

                                                      ASAF Money Market Portfolio

Due to the events of September 11, 2001 and the subsequent  closure of the New York Stock  Exchange,  the change to the sub-advisor for the ASAF Money Market  Portfolio will not be effective as of September 17, 2001. Wells Fargo Capital  Management,  Inc. will become the
                                 --------
sub-advisor  for the ASAF Money Market  portfolio as disclosed in the  prospectus as soon as reasonably  practicable  once the New York
Stock Exchange reopens.  ASAF anticipates that the change of sub-advisor will take place on or about September 24, 2001.

                                                  ASAF Alger All-Cap Growth Portfolio

Due to the events of September 11, 2001,  effective  September 17, 2001,  Massachusetts  Financial Services Company ("MFS") will act as interim  co-portfolio  manager for the ASAF Alger All-Cap  Growth  Portfolio.  Personnel from the MFS team  currently  responsible  for managing the ASAF MFS Growth  Portfolio will assume  day-to-day  management of the ASAF Alger All-Cap  Growth  Portfolio in conjunction with personnel from Fred Alger Management,  Inc. The MFS portfolio manager  responsible for the co-management of the ASAF Alger All-Cap
Growth  Portfolio is Stephen  Pesek.  Mr. Pesek, a Senior Vice  President of MFS, has managed the ASAF MFS Growth  Portfolio  since its inception and has been employed by MFS in the investment management area since 1994.

                                                    ASAF INVESCO Equity Income Fund

Effective  September 17, 2001,  Robert Hickey replaced Jerry Paul as the portfolio  manager of the ASAF INVESCO Equity Income Fund (the
"Fund").

Accordingly,  the section of the  Prospectus  entitled  "Management of the Company --  Sub-advisors - INVESCO Funds Group,  Inc." (page
100) is amended by deleting the fourth paragraph and replacing it with the following:

The portfolio  managers  responsible  for the day-to-day  management of the ASMT INVESCO Equity Income  Portfolio are Charles P. Mayer,
Portfolio  Co-Manager,  and Robert (Bob)  Hickey,  Portfolio  Co-Manager.  Mr. Mayer began his  investment  career in 1969 and is now a director and a senior vice president of INVESCO.  Mr. Hickey,  who recently joined INVESCO as vice president,  had been the director of corporate bonds for Van Kampen Investments and had been affiliated with Van Kampen since 1988.